Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock Based Compensation [Abstract]
SHARE-BASED COMPENSATION

21 – SHARE-BASED COMPENSATION

2020 Stock plan

The Company reserved 1,000,000 ordinary shares for issuance to officers, directors, employees and consultants of the Company pursuant to its 2020 Equity Incentive Plan duly adopted by the Board of Directors and approved by the Company stockholders (the “2020 Plan”). In 2021, the Board of Directors and shareholders of Marti approved an increase in the number of ordinary shares authorized for issuance under the 2020 Plan by 3,759,109 ordinary shares, from 1,000,000 ordinary shares to 4,759,109 ordinary shares. Of such reserved ordinary shares, 116,035 ordinary shares were issued pursuant to restricted share purchase agreements to the Companys employees, options to purchase 1,454,248 shares were granted to employees, options to purchase 76,996 shares were granted to the consultants, and restricted stock units (“RSUs”) covering 4,360,419 shares were granted to the Company’s cofounders. Upon the consummation of the deSPAC transaction, all remaining ordinary shares reserved for issuance under the 2020 Plan were cancelled, and a new 2023 incentive plan was adopted by the Company.

2023 Incentive Award Plan

The Company has reserved 30,002,672 ordinary shares for issuance to officers, directors, employees and consultants of the Company pursuant to its 2023 Incentive Award Plan duly adopted by the Board of Directors and approved by the Company stockholders (the “2023 Plan”). The 2023 Plan initially reserved 6,905,727 ordinary shares for issuance. An additional 2,821,712 ordinary shares became available for issuance under the 2023 Plan on August 10, 2023 pursuant to an automatic increase provision contained therein, and an additional 2,869,750, 3,417,718, and 3,631,044 ordinary shares, respectively, became available for issuance in 2024 under the Plan upon the Company’s achievement of LTIP Event I, LTIP Event II and LTIP Event III (each as defined in the 2023 Plan), respectively. In addition, on December 24, 2024, the Company’s Board of Directors approved an amendment to the 2023 Plan, which increased the number of ordinary shares available for issuance thereunder by an additional 10,356,721 ordinary shares.

Of such reserved ordinary shares, RSUs covering 7,781,951 ordinary shares have been granted to the Company’s cofounders in 2023, RSUs covering 7,027,884 ordinary shares were granted to the Company’s cofounders in 2024, 5,846,291 ordinary shares were granted to the Company’s cofounders in 2024, RSUs covering 522,274 ordinary shares have been granted to board members in 2023, RSU's covering 161,378 ordinary shares have been granted to board members in 2024, 107,273 ordinary shares have been granted to board members in 2023, and 1,021,629 ordinary shares have been granted to board members in 2024.

For the years ended December 31, 2024, 2023 and 2022, share-based compensation expenses consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

Long-term incentive plan	28,279,364	-	-
Stock options given to employees	514,956	101,414	215,227
Stock options given to third -party consultant	-	2,736	26,893
Restricted stock units	5,349,337	1,887,735	1,420,763
Board of directors compensation	1,516,887	-	-
Total	35,660,544	1,991,885	1,662,883

Long-term incentive plan

During 2024 the Company granted 9,477,335 ordinary shares to the Company’s co-founders, of which 3,631,044 are yet to be issued. The fair values of ordinary shares granted to the Company’s cofounders was US$2.36, US$3.09 and US$3.36, respectively, per ordinary share on each grant date. The Company recognized expense accounted as general administrative expense for the year ended December 31, 2024 is US$28,279,364.

Stock options given to employees

The weighted average grant-date fair value of options to purchase ordinary shares granted to employees during the years 2024, 2023 and 2022 were US$2.21, US$3.99 and US$2.99, respectively, per ordinary share.

At December 31, 2024, there was US$3,590,372 (December 31, 2023: US$1,322,202 December 31, 2022: US$ 688,145) of total unrecognized compensation cost related to unvested stock options granted under the Plan. Such unrecognized compensation cost is expected to be recognized over a weighted-average period of 3 years. The total fair value of stock options given to employees that vested during the years ended December 31, 2024, 2023 and 2022 were US$514,956, US$352,786 and US$278,933 respectively.

The following table summarizes the activity related to stock options given to employees for the years ended December 31, 2024, 2023 and 2022:

	Number of shares	Weighted average grant- date fair value per share

Beginning balance, January 1, 2022	194,492	1.02
Granted	261,576	2.99
Vested	(176,795)	1.58
Canceled and forfeited	(13,103)	0.99
Ending balance, December 31, 2022	266,170	2.58

Beginning balance, January 1, 2023	266,170	2.58
Granted	532,420	3.99
Vested	(96,438)	3.05
Canceled and forfeited	(326,765)	3.60
Ending balance, December 31, 2023	377,943	3.52

Beginning balance, January 1, 2024	377,943	3.52
Granted	1,593,747	2.21
Vested	(148,572)	2.90
Canceled and forfeited	(85,688)	3.52
Ending balance, December 31, 2024	1,737,430	2.07

The fair value of stock option were determined using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2024	2023	2022

Expected volatility	69.77%	65.30%	75.00%
Risk-free interest rate	4.43%	3.86%	0.72%
Probability weighted time to exit	6 years	6 years	3 years
Expected dividend yield	0	0	0

Stock options given to third-party consultant

The Board of Directors approved the issuance of options to purchase 10,000 ordinary shares pursuant to the 2020 Plan to third-party consultants in exchange for professional services rendered during 2022.

As of December 31, 2024, all nonemployee options were fully-vested upon issuance and the entire compensation cost has been fully recognized (unrecognized compensation cost December 31, 2023: US$75,765, December 31, 2022: US$116,655).

The summary of common shares issued to consultants and the related fair value at issuance is as follows,

	Number of shares	Weighted average grant- date fair value per share

Beginning balance, January 1, 2022	68,664	1.53
Granted	12,783	2.99
Vested	(13,652)	1.96
Ending balance, December 31, 2022	67,795	1.72

Beginning balance, January 1, 2023	67,795	1.72
Granted	--	--
Vested	(9,624)	1.53
Cancelled	(12,783)	2.99
Ending balance, December 31, 2023	45,387	1.53

Beginning balance, January 1, 2024	45,387	1.53
Granted	--	--
Vested	(45,387)	1.53
Cancelled	--	--
Ending balance, December 31, 2024	--	--

Restricted share units

During 2021, the Company granted RSUs covering 4,360,419 ordinary shares to the Company’s cofounders; for which the vesting is based on a four year service condition. The grant-date fair values of ordinary shares granted to cofounders on the grant date of the RSUs was US$1.30 per ordinary share. The share-based compensation expense accounted as general administrative expense for the years ended December 31, 2024, 2023, and 2022 are US$1,419,467, US$1,415,589 and US$1,415,589, respectively. All 4,360,419 of such RSUs converted to ordinary shares upon the Closing of the deSPAC transaction.

During 2023, the Company granted RSUs covering 7,781,951 ordinary shares to the Company’s cofounders; for which the vesting is based on a four year service condition. The grant-date fair values of ordinary shares on the grant date of the RSUs was US$0.63 per ordinary share. The fair value of an ordinary share was derived from the share price on October 18, 2023. The share-based compensation expense accounted as general administrative expense for the year ended December 31, 2024 is US$764,004 (and for the year ended December 31, 2023 is US$468,913).

During 2023, the Company granted RSUs covering 522,274 ordinary shares to the Company’s board members; for which the vesting begun July 10, 2023 and the RSUs fully vested on July 10, 2024. The grant-date fair values of ordinary shares on the grant date of the RSUs was US$0.71 per share. The fair value of an ordinary share was derived from the share price on October 4, 2023. The share-based compensation expense accounted as general administrative expense for the year ended December 31, 2024 is US$335,933 (and for the year ended December 31, 2023 is US$35,404).

During 2024, the Company granted RSUs covering 7,027,884 ordinary shares to the Company’s cofounders; for which the vesting is based on a four year service condition. The grant-date fair values of ordinary shares on the grant date of the RSUs was US$3.36 per share. The fair value of an ordinary share was derived from the share price on December 24, 2024. The share-based compensation expense accounted as general administrative expense for the year ended December 31, 2024 is US$2,814,234.

During 2024, the Company granted RSUs covering 161,379 ordinary shares to the Company’s board members; for which the vesting begun December 19, 2024 and such RSUs will be fully vested on the earlier of December 19, 2025 and the date of the Company’s annual meeting in December 2025. The grant-date fair values of ordinary shares on the grant date of the RSUs was US$2.96 per share. The fair value of an ordinary share was derived from the share price on December 18, 2024. The share-based compensation expense accounted as general administrative expense for the year ended December 31, 2024 is US$15,699.

Board of directors compensation

During 2024, the Company granted 1,178,902 fully-vested ordinary shares to board members as compensation for their services as board members. The weighted-average grant-date fair value of such ordinary shares granted to board members on the grant date was US$1.29 per share. The fair value of an ordinary share was derived from the share price on the applicable grant date. The share-based compensation expense accounted as general administrative expense for the year ended December 31, 2024 is US$1,516,887.